Voyage and Vessel operating expenses	12 Months Ended
Dec. 31, 2017
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel operating expenses
17.      Voyage and Vessel operating expenses:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:
	2015	2016	2017
Voyage expenses
Port charges	$17,619	$30,229	$21,060
Bunkers	48,535	28,121	34,997
Commissions - third parties	2,915	2,506	3,438
Commissions - related parties (Note 3)	3,350	3,300	3,300
Miscellaneous	458	1,665	1,887
Total voyage expenses	$72,877	$65,821	$64,682

Vessel operating expenses
Crew wages and related costs	$65,402	$62,920	$63,074
Insurances	8,026	6,124	6,314
Maintenance, repairs, spares and stores	18,577	17,194	18,589
Lubricants	8,187	6,372	7,016
Tonnage taxes	3,717	2,438	2,565
Upgrading expenses	6,205	1,784	1,925
Miscellaneous	2,682	1,998	1,945
Total vessel operating expenses	$112,796	$98,830	$101,428